Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	2,422,512	1,615,008	2,553,244	2,018,760	2,553,244
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 94.35	$ 94.35	$ 70.05	$ 94.35	$ 70.05